Subsidiaries (Tables)	12 Months Ended
Dec. 31, 2013
Details of Company's Principal Consolidated Subsidiaries

Details of the Company’s principal consolidated subsidiaries as of December 31, 2013 were as follows:

Name of Company	Place of Establishment and Operation	Percentage of Ordinary share/ Registered Capital Held by the Company	Principal Activities
Shenzhen Mindray Bio-Medical Electronics Co., Ltd.	PRC	99.99%	Manufacturing and sales of medical equipments, research and development of related products and investment holding

Shenzhen Mindray Investment & Development Co., Ltd.	PRC	100%	Investment holding

Nanjing Mindray Bio-Medical Electronics Co., Ltd.	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products

Shenzhen Mindray Software Technology Co., Ltd.	PRC	100%	Development and sale of software applications

Shen Mindray (Beijing) Medical Technology Co., Ltd.*	PRC	100%	Research and development of medical equipments and related products

Xi’an Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products

Chengdu Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	100%	Research and development of medical equipments and related products

Shanghai Medical Optical Instruments Factory Co., Ltd	PRC	100%	Manufacturing and sales of medical equipments and research and development of related products

Beijing Shen Mindray Medical Electronics Technology Research Institute Co., Ltd.	PRC	99.9%	Research and development of medical equipments and related products

Zhejiang Greenlander Info. Tech Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products
Hangzhou Optcla Medical Instrument Co., Ltd	PRC	60%	Manufacturing and sales of medical equipments and research and development of related products

Shenzhen Shenke Medical Instrument Technical Development Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products

Suzhou Hyssen Electronic Technology Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products

Hunan Changsha Tiandiren Biotech Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products

Wuhan Dragonbio Surgical Implant Co., Ltd	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products

Beijing Precil Instrument Co., Ltd.*	PRC	51%	Manufacturing and sales of medical equipments and research and development of related products

MR Holdings (HK) Limited	Hong Kong	100%	Investment holding

MR Investments (HK) Limited	Hong Kong	100%	Sales and marketing of medical equipment and investment holding

Mindray Global Limited	BVI	100%	Investment holding

Mindray Research and Development Limited	BVI	100%	Investment holding

Mindray DS USA Inc.	United States	100%	Sales and marketing of medical equipment and research and development of related products

ZONARE Medical Systems, Inc.*	United States	100%	Manufacturing and sales of medical equipments and research and development of related products

Zenith Medical Systems Canada Ltd.*	Canada	100%	Sales and marketing of medical equipment

Zenith Medical Systems Brazil*	Brazil	100%	Sales and marketing of medical equipment

Zenith Medical Systems UK Ltd.*	United Kingdom	100%	Sales and marketing of medical equipment

Zenith Medicinska Systems, AB*	Sweden	100%	Sales and marketing of medical equipment
Zenith Medical Systems, GMBH*	Germany	65%	Sales and marketing of medical equipment
Mindray Medical Canada Limited	Canada	100%	Marketing of medical equipment

Mindray Medical Sweden AB	Sweden	100%	Sales of medical equipments and research and development of related products

Mindray (UK) Limited	United Kingdom	100%	Sales and marketing of medical equipment

Mindray Medical France SARL	France	100%	Sales and marketing of medical equipment

Facai Immobilier	France	100%	Property holding

Mindray Medical Germany GmbH	Germany	100%	Sales and marketing of medical equipment

Mindray Medical Italy S.r.l.	Italy	100%	Sales and marketing of medical equipment

Mindray Medical Netherlands B.V.	The Netherlands	100%	Sales and marketing of medical equipment and investment holding

Mindray Medical Espana S.L.	Spain	100%	Sales and marketing of medical equipment

Mindray Medical Mexico S de R.L. de C.V.	Mexico	100%	Sales and marketing of medical equipment

Mindray - Distribution and Commercialization of Medical Equipment Brazil Ltda.	Brazil	100%	Marketing of medical equipments

Mindray Medical Colombia S.A.S	Colombia	100%	Sales and marketing of medical equipment

Mindray Medical Rus Limited	Russia	100%	Sales and marketing of medical equipment

Mindray Investments Singapore Pte. Ltd.	Singapore	100%	Investment holding

Mindray Medical India Private Limited	India	100%	Sales and marketing of medical equipment

PT Mindray Medical Indonesia	Indonesia	100%	Sales and marketing of medical equipment

Mindray Medical Thailand Limited	Thailand	100%	Sales and marketing of medical equipment

Mindray Medical Vietnam Company Limited	Vietnam	100%	Sales and marketing of medical equipment

Mindray Medical Technology Istanbul Limited Liability Company	Turkey	100%	Sales and marketing of medical equipment

Mindray Medical Egypt Limited	Egypt	100%	Marketing of medical equipment

Mindray Medical (M) Sdn.Bhd.*	Malaysia	100%	Marketing of medical equipment
Mindray Medical Peru, SAC*	Peru	100%	Marketing of medical equipment

Mindray Bio-Medical Electronics Nigeria limited*	Nigeria	100%	Marketing of medical equipment

Mindray Bio-Medical Venezuela C.A.*	Venezuela	100%	Marketing of medical equipment

Mindray Medical Panama S.DE R.L.*	Panama	100%	Marketing of medical equipment

Mindray Medical Australia (Holdings) Pty Ltd.*	Australia	100%	Investment holding

Mindray Medical Australia Pty Ltd.*	Australia	100%	Sales and marketing of medical equipment

Remarks*: Subsidiaries that were acquired or set up in 2013.